Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 5,312	$ 2,719	$ 8,059	$ 7,741
Employee benefits	523	216	787	552
Payroll taxes	364	200	547	681
Severance	60	73	60	133
Share-based payments	1,001	193	1,298	1,307
Total employee benefits expense	$ 7,260	$ 3,401	$ 10,751	$ 10,414